Offerings	Mar. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2031
Amount Registered | shares	809,700,000
Maximum Aggregate Offering Price	$ 809,700,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 123,966.00
Offering Note	Calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended. The amount to be registered and proposed maximum aggregate offering price is based on a euros/$ exchange rate reported by the European Central Bank of euros 1.00/$1.0796 as of March 6, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.000% Senior Notes due 2031
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantees.